UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

         Date of reporting period: DECEMBER 1, 2003 - NOVEMBER 30, 2004
                                   ------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      18.0%
--------------------------------------------------------------------------------
United Kingdom                                                             15.1
--------------------------------------------------------------------------------
France                                                                     12.8
--------------------------------------------------------------------------------
Australia                                                                   6.9
--------------------------------------------------------------------------------
Germany                                                                     6.2
--------------------------------------------------------------------------------
Sweden                                                                      5.0
--------------------------------------------------------------------------------
India                                                                       4.9
--------------------------------------------------------------------------------
The Netherlands                                                             4.6
--------------------------------------------------------------------------------
Brazil                                                                      3.7
--------------------------------------------------------------------------------
United States                                                               3.6

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2004, and are based on total investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.8%
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      2.7
--------------------------------------------------------------------------------
Novogen Ltd.                                                                2.6
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.6
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                            2.5
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                      2.2
--------------------------------------------------------------------------------
Technip SA                                                                  1.8
--------------------------------------------------------------------------------
Tandberg ASA                                                                1.7
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                   1.7
--------------------------------------------------------------------------------
Aalberts Industries NV                                                      1.6

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Europe                       57.6%
Asia                         32.3
Latin America                 4.5
United States/Canada          3.8
Middle East/Africa            1.8

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED NOVEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund participated well in the international growth stock rally that began in early 2003 and reached a peak in mid-February 2004. Those early fiscal-year gains were partly offset, however, by the market correction that began in mid-March and persisted into late September before the market moved ahead.

      Throughout the period, the Fund continued to focus on its four global themes--mass affluence, new technology, restructuring and aging. As the market rose toward its mid-March peak, we took profits in several stocks whose upside seemed limited, and reinvested proceeds in attractively priced companies positioned to benefit from those global growth drivers.

      In the mass affluence category, we found several opportunities in companies with globally recognized brands and good earnings, whose valuations had declined to very attractive levels. Examples include a major beauty products company, a Dutch brewer, wine and spirits maker Pernod-Ricard SA, and a U.K.-based retailer.

      In technology, we continued to look beyond traditional high-tech companies and found what we believe are exceptional opportunities in several Japanese firms, including digital camera maker Canon, Inc. and a maker of high-end halogen lighting systems. We also increased our holdings in a Japanese manufacturer of mini-hard disk drives. Additionally, we added to positions in two of the world's major communications players, Sweden's Telefonaktiebolaget LM Ericsson and the U.K's Vodafone Group plc, as well as in India's Infosys Technologies Ltd., an information technology services firm.

      Several biotech and drug discovery firms in our holdings also fit into the non-traditional growth company category. Our holdings of traditional pharmaceutical firms are limited. Most of our healthcare holdings represent small-to-midsize drug-discovery companies like a drug delivery system maker in the U.K. and Australia's Novogen Ltd.

      The Fund further benefited from substantial gains in several of its long-term holdings. A Greek tanker fleet operator, for example, doubled during the year, reflecting rising tanker-shipping rates. A global staffing and employment services company rose significantly on a strong worldwide economic outlook. German automotive systems and components supplier Continental AG also was up strongly, in part reflecting its dominance in anti-lock brake, anti-rollover, and other automotive safety technologies.

      Detractors from performance during the period included Empresa Brasileira de Aeronautica (Embraer) and Novogen Ltd., both driven by short-term shifts in investor


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND psychology rather than negative changes in the companies' fundamentals or earnings prospects. Apparently many investors thought that Embraer would get caught up in the airline industry's woes, but that was not the case. Embraer dominates the global market for regional jets and represents a solution to airlines' problems, allowing carriers to reconfigure their fleets and networks and operate much more efficiently. Similarly, Novogen sold off in what we believe is a knee-jerk reaction to general pharmaceutical companies' problems, and investors simply did not take into account the company's business model and its powerful new-product pipeline. Both stocks have been recovering since September, as their business strengths were recognized.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2004. Performance is measured from the inception of Classes A, B, and C on March 25, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, Far
East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class A)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                 Oppenheimer
                                             International Growth    MSCI EAFE
      Date                                      Fund (Class A)         Index
   03/25/1996                                        9,425             10,000
   05/31/1996                                        9,849             10,106
   08/31/1996                                       10,085              9,895
   11/30/1996                                       11,065             10,462
   02/28/1997                                       12,026             10,136
   05/31/1997                                       13,082             10,900
   08/31/1997                                       13,261             10,821
   11/30/1997                                       13,544             10,449
   02/28/1998                                       14,375             11,737
   05/31/1998                                       16,634             12,143
   08/31/1998                                       14,040             10,836
   11/30/1998                                       14,461             12,202
   02/28/1999                                       14,467             12,353
   05/31/1999                                       14,935             12,709
   08/31/1999                                       16,136             13,656
   11/30/1999                                       19,567             14,816
   02/29/2000                                       28,739             15,536
   05/31/2000                                       22,865             14,924
   08/31/2000                                       25,519             14,996
   11/30/2000                                       20,335             13,415
   02/28/2001                                       20,242             12,848
   05/31/2001                                       19,951             12,396
   08/31/2001                                       16,993             11,385
   11/30/2001                                       16,151             10,884
   02/28/2002                                       15,808             10,441
   05/31/2002                                       16,425             11,241
   08/31/2002                                       13,350              9,713
   11/30/2002                                       12,592              9,555
   02/28/2003                                       10,621              8,647
   05/31/2003                                       12,776              9,899
   08/31/2003                                       14,865             10,643
   11/30/2003                                       17,195             11,919
   02/29/2004                                       18,931             13,337
   05/31/2004                                       18,188             13,165
   08/31/2004                                       17,557             13,101
   11/30/2004                                       20,149             14,858

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 11/30/04

1-Year 10.44%           5-Year -0.60%           Since Inception (3/25/96) 8.41%


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class B)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                 Oppenheimer
                                             International Growth    MSCI EAFE
      Date                                      Fund (Class B)         Index
   03/25/1996                                       10,000             10,000
   05/31/1996                                       10,420             10,106
   08/31/1996                                       10,640              9,895
   11/30/1996                                       11,650             10,462
   02/28/1997                                       12,630             10,136
   05/31/1997                                       13,720             10,900
   08/31/1997                                       13,890             10,821
   11/30/1997                                       14,150             10,449
   02/28/1998                                       14,992             11,737
   05/31/1998                                       17,318             12,143
   08/31/1998                                       14,586             10,836
   11/30/1998                                       14,992             12,202
   02/28/1999                                       14,982             12,353
   05/31/1999                                       15,433             12,709
   08/31/1999                                       16,636             13,656
   11/30/1999                                       20,137             14,816
   02/29/2000                                       29,521             15,536
   05/31/2000                                       23,443             14,924
   08/31/2000                                       26,113             14,996
   11/30/2000                                       20,773             13,415
   02/28/2001                                       20,630             12,848
   05/31/2001                                       20,299             12,396
   08/31/2001                                       17,252             11,385
   11/30/2001                                       16,362             10,884
   02/28/2002                                       15,986             10,441
   05/31/2002                                       16,617             11,241
   08/31/2002                                       13,506              9,713
   11/30/2002                                       12,739              9,555
   02/28/2003                                       10,745              8,647
   05/31/2003                                       12,925              9,899
   08/31/2003                                       15,039             10,643
   11/30/2003                                       17,396             11,919
   02/29/2004                                       19,152             13,337
   05/31/2004                                       18,401             13,165
   08/31/2004                                       17,763             13,101
   11/30/2004                                       20,385             14,858

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 11/30/04

1-Year 11.25%           5-Year -0.56%           Since Inception (3/25/96) 8.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class C)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                 Oppenheimer
                                             International Growth    MSCI EAFE
      Date                                      Fund (Class C)         Index
   03/25/1996                                       10,000             10,000
   05/31/1996                                       10,420             10,106
   08/31/1996                                       10,650              9,895
   11/30/1996                                       11,660             10,462
   02/28/1997                                       12,650             10,136
   05/31/1997                                       13,730             10,900
   08/31/1997                                       13,900             10,821
   11/30/1997                                       14,170             10,449
   02/28/1998                                       15,012             11,737
   05/31/1998                                       17,338             12,143
   08/31/1998                                       14,606             10,836
   11/30/1998                                       15,012             12,202
   02/28/1999                                       15,003             12,353
   05/31/1999                                       15,454             12,709
   08/31/1999                                       16,657             13,656
   11/30/1999                                       20,158             14,816
   02/29/2000                                       29,563             15,536
   05/31/2000                                       23,475             14,924
   08/31/2000                                       26,145             14,996
   11/30/2000                                       20,794             13,415
   02/28/2001                                       20,662             12,848
   05/31/2001                                       20,331             12,396
   08/31/2001                                       17,273             11,385
   11/30/2001                                       16,395             10,884
   02/28/2002                                       16,018             10,441
   05/31/2002                                       16,600             11,241
   08/31/2002                                       13,474              9,713
   11/30/2002                                       12,687              9,555
   02/28/2003                                       10,669              8,647
   05/31/2003                                       12,821              9,899
   08/31/2003                                       14,893             10,643
   11/30/2003                                       17,183             11,919
   02/29/2004                                       18,883             13,337
   05/31/2004                                       18,110             13,165
   08/31/2004                                       17,453             13,101
   11/30/2004                                       19,989             14,858

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 11/30/04

1-Year 15.34%           5-Year -0.17%           Since Inception (3/25/96) 8.31%


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class N)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                 Oppenheimer
                                             International Growth    MSCI EAFE
      Date                                      Fund (Class N)         Index

   03/01/2001                                       10,000             10,000
   05/31/2001                                        9,856              9,648
   08/31/2001                                        8,388              8,861
   11/30/2001                                        7,967              8,471
   02/28/2002                                        7,794              8,126
   05/31/2002                                        8,090              8,749
   08/31/2002                                        6,576              7,560
   11/30/2002                                        6,200              7,437
   02/28/2003                                        5,219              6,730
   05/31/2003                                        6,280              7,704
   08/31/2003                                        7,302              8,284
   11/30/2003                                        8,433              9,277
   02/29/2004                                        9,284             10,380
   05/31/2004                                        8,915             10,247
   08/31/2004                                        8,602             10,197
   11/30/2004                                        9,861             11,564

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 11/30/04

1-Year 15.94%           5-Year N/A              Since Inception (3/1/01) -0.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING           EXPENSES
                             ACCOUNT          ACCOUNT          PAID DURING
                             VALUE            VALUE            6 MONTHS ENDED
                             (6/1/04)         (11/30/04)       NOVEMBER 30, 2004
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,107.80        $    7.40
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,018.00             7.09
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,103.10            11.52
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,014.10            11.04
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,103.80            11.37
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,014.25            10.88
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,106.00             8.72
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,016.75             8.35

Hypothetical assumes 5% return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.40%
---------------------------
Class B           2.18
---------------------------
Class C           2.15
---------------------------
Class N           1.65

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  November 30, 2004
--------------------------------------------------------------------------------

                                                                                VALUE
                                                         SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
--------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Continental AG                                          245,498       $    14,996,475
--------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Porsche AG,
Preferred                                                15,702            10,019,635
--------------------------------------------------------------------------------------
Toyota Motor Corp.                                      124,200             4,658,782
                                                                      ----------------
                                                                           14,678,417

--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                          162,700             8,624,727
--------------------------------------------------------------------------------------
William Hill plc                                        698,320             6,939,163
                                                                      ----------------
                                                                           15,563,890

--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.9%
Daito Trust
Construction
Co. Ltd.                                                158,632             7,183,569
--------------------------------------------------------------------------------------
Groupe SEB SA                                            39,224             3,957,759
--------------------------------------------------------------------------------------
Sharp Corp.                                             718,000            11,533,492
--------------------------------------------------------------------------------------
Sony Corp.                                              188,100             6,854,623
                                                                      ----------------
                                                                           29,529,443

--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
LG Home
Shopping, Inc.                                          164,880             9,253,389
--------------------------------------------------------------------------------------
Next plc                                                339,130            10,394,889
                                                                      ----------------
                                                                           19,648,278

--------------------------------------------------------------------------------------
MEDIA--5.9%
British Sky Broadcasting
Group plc                                               199,599             2,127,390
--------------------------------------------------------------------------------------
Gestevision Telecinco
SA 1                                                    196,002             3,705,235
--------------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                           137,200             8,543,444
--------------------------------------------------------------------------------------
Mediaset SpA                                            633,800             7,675,847
--------------------------------------------------------------------------------------
News Corp., Inc.,
Chess Depositary
Interest, Cl. B                                         403,994             7,243,176
--------------------------------------------------------------------------------------
Societe Television
Francaise 1                                             278,200             8,861,345
--------------------------------------------------------------------------------------
Sogecable SA 1                                           47,100             1,998,663
--------------------------------------------------------------------------------------
Vivendi Universal SA 1                                  407,160            12,016,384
--------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                    2,536,600             8,638,136
                                                                      ----------------
                                                                           60,809,620

--------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Hennes & Mauritz
AB, B Shares                                            493,800            15,877,814
--------------------------------------------------------------------------------------
New Dixons
Group plc                                             3,374,051             9,397,438
                                                                      ----------------
                                                                           25,275,252

--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Compagnie Financiere
Richemont AG,
A Shares                                                171,134             5,202,486
--------------------------------------------------------------------------------------
Luxottica Group SpA                                     558,800            10,905,313
                                                                      ----------------
                                                                           16,107,799

--------------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
--------------------------------------------------------------------------------------
BEVERAGES--2.9%
Foster's Group Ltd.                                   2,041,110             8,506,777
--------------------------------------------------------------------------------------
Heineken NV                                             262,825             8,315,710
--------------------------------------------------------------------------------------
Pernod-Ricard SA                                         86,830            12,962,992
                                                                      ----------------
                                                                           29,785,479

--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Carrefour SA                                             57,730             2,742,912
--------------------------------------------------------------------------------------
Woolworths Ltd.                                         255,964             2,963,296
                                                                      ----------------
                                                                            5,706,208

--------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Cadbury
Schweppes plc                                           598,060             5,337,168
--------------------------------------------------------------------------------------
Nestle SA                                                18,518             4,752,163
--------------------------------------------------------------------------------------
Unilever plc                                            568,370             5,202,546
                                                                      ----------------
                                                                           15,291,877

--------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                              114,850             8,305,879


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                         SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------
ENERGY--4.7%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Technip SA                                              112,530       $    18,924,070
--------------------------------------------------------------------------------------
OIL & GAS--2.9%
BP plc, ADR                                             159,800             9,803,730
--------------------------------------------------------------------------------------
Total SA, B Shares                                       65,910            14,431,139
--------------------------------------------------------------------------------------
Tsakos Energy
Navigation Ltd.                                         113,500             4,795,375
                                                                      ----------------
                                                                           29,030,244

--------------------------------------------------------------------------------------
FINANCIALS--18.6%
--------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.2%
ABN Amro
Holding NV                                              299,700             7,362,824
--------------------------------------------------------------------------------------
Anglo Irish
Bank Corp.                                            1,249,482            28,321,098
--------------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                           727,800            13,486,134
--------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                  1,607,000             7,527,078
--------------------------------------------------------------------------------------
Mitsubishi Tokyo
Financial Group, Inc.                                     2,355            22,313,056
--------------------------------------------------------------------------------------
National Australia
Bank Ltd.                                               136,600             2,958,307
--------------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                               404,011            12,414,479
--------------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                   109,830            10,607,482
                                                                      ----------------
                                                                          104,990,458

--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
3i Group plc                                          1,098,637            13,719,841
--------------------------------------------------------------------------------------
Collins Stewart
Tullett plc                                           1,830,121            13,158,476
--------------------------------------------------------------------------------------
MLP AG                                                  562,828            11,111,120
                                                                      ----------------
                                                                           37,989,437

--------------------------------------------------------------------------------------
INSURANCE--2.6%
Alleanza
Assicurazioni SpA                                       407,700             5,029,727
--------------------------------------------------------------------------------------
Allianz AG                                               43,323             5,425,317
--------------------------------------------------------------------------------------
AMP Ltd.                                              1,921,305            10,202,102
--------------------------------------------------------------------------------------
Skandia Forsakrings
AB                                                    1,596,900             6,632,355
                                                                      ----------------
                                                                           27,289,501

--------------------------------------------------------------------------------------
REAL ESTATE--1.6%
Solidere, GDR 1,2                                       800,935             4,885,704
--------------------------------------------------------------------------------------
Solidere, GDR 1                                          76,157               464,558
--------------------------------------------------------------------------------------
Sumitomo Realty
& Development
Co. Ltd.                                                924,000            11,376,590
                                                                      ----------------
                                                                           16,726,852

--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development
Finance Corp. Ltd.                                      265,500             4,761,869
--------------------------------------------------------------------------------------
HEALTH CARE--13.9%
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Art Advanced
Research
Technologies, Inc. 1,3                                  389,400               328,358
--------------------------------------------------------------------------------------
Art Advanced
Research
Technologies, Inc. 1,3,4                              1,901,125             1,603,107
--------------------------------------------------------------------------------------
Essilor
International SA                                        147,150            10,054,931
--------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,3                                   710,800             2,624,128
--------------------------------------------------------------------------------------
Terumo Corp.                                            193,900             4,974,452
--------------------------------------------------------------------------------------
William Demant
Holding AS 1                                             12,200               541,349
                                                                      ----------------
                                                                           20,126,325

--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Nicox SA 1                                            1,332,479             6,075,894
--------------------------------------------------------------------------------------
PHARMACEUTICALS--11.4%
AstraZeneca plc                                          41,520             1,622,557
--------------------------------------------------------------------------------------
Dr. Reddy's Laboratories
Ltd., Sponsored ADR                                     167,100             2,959,341
--------------------------------------------------------------------------------------
Fujisawa Pharmaceutical
Co. Ltd.                                                153,000             3,962,344
--------------------------------------------------------------------------------------
GlaxoSmithKline plc                                     327,940             6,899,712
--------------------------------------------------------------------------------------
H. Lundbeck AS                                          417,900             7,851,047
--------------------------------------------------------------------------------------
Marshall Edwards,
Inc. 1,4                                              1,750,000            16,051,978


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                VALUE
                                                         SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
NeuroSearch AS 1                                        253,600       $    10,753,838
--------------------------------------------------------------------------------------
Novogen Ltd. 1,3                                      6,323,015            26,645,372
--------------------------------------------------------------------------------------
Sanofi-Synthelabo
SA                                                      198,700            14,964,199
--------------------------------------------------------------------------------------
Schering AG                                              91,196             6,499,460
--------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                     405,000             5,462,708
--------------------------------------------------------------------------------------
SkyePharma plc 1                                      3,340,500             4,245,046
--------------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                                112,000             5,507,215
--------------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                           144,800             3,950,144
                                                                      ----------------
                                                                          117,374,961

--------------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
Empresa Brasileira de
Aeronautica SA,
Preference                                            3,731,246            26,205,846
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
BTG plc 1                                             2,170,784             3,909,734
--------------------------------------------------------------------------------------
Buhrmann NV                                             185,658             1,658,588
--------------------------------------------------------------------------------------
Capita Group plc                                        770,020             5,253,146
--------------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                         205,149             3,744,516
--------------------------------------------------------------------------------------
Randstad
Holding NV                                              108,383             4,164,038
                                                                      ----------------
                                                                           18,730,022

--------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis
Westminster NV                                           68,543             2,003,752
--------------------------------------------------------------------------------------
Leighton Holdings
Ltd.                                                    547,231             4,641,660
--------------------------------------------------------------------------------------
Vinci                                                    42,460             5,257,975
                                                                      ----------------
                                                                           11,903,387

--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Ushio, Inc.                                             672,000            12,303,076
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries
NV                                                      394,227            16,168,035
--------------------------------------------------------------------------------------
Siemens AG                                              113,152             9,063,063
                                                                      ----------------
                                                                           25,231,098

--------------------------------------------------------------------------------------
MACHINERY--0.7%
Hyundai Heavy
Industries Co. Ltd.                                     259,846             7,440,088
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.4%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Nokia Oyj                                               355,600             5,786,272
--------------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                            7,959,600            26,541,479
                                                                      ----------------
                                                                           32,327,751

--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
--------------------------------------------------------------------------------------
Logitech
International SA 1                                       99,935             5,852,484
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.9%
Electrocomponents
plc                                                   1,166,910             6,533,626
--------------------------------------------------------------------------------------
Epcos AG 1                                              351,617             5,576,555
--------------------------------------------------------------------------------------
Keyence Corp.                                            38,100             8,626,695
--------------------------------------------------------------------------------------
Nidec Corp.                                              84,300             9,912,346
--------------------------------------------------------------------------------------
Nippon Electric
Glass Co. Ltd.                                          340,000             8,854,769
--------------------------------------------------------------------------------------
Omron Corp.                                             415,318             9,504,629
--------------------------------------------------------------------------------------
Tandberg ASA                                          1,581,100            17,922,503
--------------------------------------------------------------------------------------
TDK Corp.                                                61,800             4,438,093
                                                                      ----------------
                                                                           71,369,216

--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
Yahoo Japan Corp. 1                                       1,888             8,696,487
--------------------------------------------------------------------------------------
IT SERVICES--3.0%
Amadeus Global
Travel Distribution
SA                                                      807,600             7,042,970
--------------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                       357,576            17,210,673
--------------------------------------------------------------------------------------
NIIT Ltd.                                               445,600             1,526,431
--------------------------------------------------------------------------------------
NIIT Technologies
Ltd. 1                                                  668,400             2,340,561
--------------------------------------------------------------------------------------
United Internet AG                                       88,125             2,307,922
                                                                      ----------------
                                                                           30,428,557


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                VALUE
                                                         SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.2%
Canon, Inc.                                             269,000       $    13,488,557
--------------------------------------------------------------------------------------
Konica Minolta
Holdings, Inc.                                          676,000             8,684,437
                                                                      ----------------
                                                                           22,172,994

--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
ASM International NV 1                                  517,000             8,220,300
--------------------------------------------------------------------------------------
Samsung
Electronics Co.                                           9,900             4,098,666
                                                                      ----------------
                                                                           12,318,966

--------------------------------------------------------------------------------------
SOFTWARE--0.6%
Autonomy Corp.
plc 1                                                   954,869             2,764,431
--------------------------------------------------------------------------------------
Business Objects SA 1                                   114,230             2,677,245
--------------------------------------------------------------------------------------
UBISoft
Entertainment SA 1                                       56,236             1,201,396
                                                                      ----------------
                                                                            6,643,072

--------------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------------
CHEMICALS--0.5%
Sika AG 1                                                 7,848             4,637,329
--------------------------------------------------------------------------------------
METALS & MINING--2.9%
Companhia Vale
do Rio Doce,
Sponsored ADR                                           608,400            12,618,216
--------------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                           114,700             9,775,120
--------------------------------------------------------------------------------------
Rio Tinto plc                                           254,500             7,455,542
                                                                      ----------------
                                                                           29,848,878

--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.2%
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.2%
KDDI Corp.                                                2,379            11,744,152
--------------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                               234,234             5,272,607
--------------------------------------------------------------------------------------
Telecom Italia
Mobile SpA                                            1,198,200             7,948,507
--------------------------------------------------------------------------------------
Vodafone Group
plc                                                  10,503,223            28,501,008
                                                                      ----------------
                                                                           53,466,274
                                                                      ----------------
Total Common Stocks
(Cost $755,919,698)                                                     1,018,563,753

--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
--------------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,4                                44,515               289,348
Cv., Series C 1,4                                       600,000             3,900,000
Cv., Series D 1,4                                       418,000             2,717,000
Oxagen Ltd., Cv. 1,4                                  2,142,875             1,433,224
                                                                      ----------------
Total Preferred Stocks
(Cost $7,296,760)                                                           8,339,572

                                                          UNITS
--------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------
Ceres Group, Inc.:
Series C Wts., Exp
8/28/06 1,4                                              20,032                    --
Series D Wts., Exp
12/31/30 1,4                                             41,800                    --
                                                                      ----------------
Total Rights, Warrants
and Certificates (Cost $0)                                                         --

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
--------------------------------------------------------------------------------------
Undivided interest of 2.57% in joint
repurchase agreement (Principal Amount/
Value $563,463,000, with a maturity value
of $563,494,147) with UBS Warburg LLC,
1.99%, dated 11/30/04, to be repurchased
at $14,487,801 on 12/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $575,723,750
(Cost $14,487,000)                                 $ 14,487,000            14,487,000

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $777,703,458)                                       101.1%        1,041,390,325
--------------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (1.1)          (10,943,587)
                                                   -----------------------------------
NET ASSETS                                                100.0%      $ 1,030,446,738
                                                   ===================================


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,885,704 or 0.47% of the Fund's net assets as of November 30, 2004.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2004 amounts to $31,200,965.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                  UNREALIZED
                                 SHARES           GROSS            GROSS            SHARES      APPRECIATION         DIVIDEND
                          NOV. 30, 2003       ADDITIONS       REDUCTIONS     NOV. 30, 2004    (DEPRECIATION)           INCOME
-----------------------------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.            1,901,125              --               --         1,901,125       $(5,896,893)     $        --
Art Advanced Research
Technologies, Inc.                   --         389,400*              --           389,400          (249,794)              --
Novogen Ltd.                  6,323,015              --                          6,323,015        17,649,429               --
Ortivus AB, B Shares            710,800              --               --           710,800        (5,735,968)              --
                                                                                                 ----------------------------
                                                                                                 $ 5,766,774      $        --
                                                                                                 ============================

*Received as the result of a corporate action.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of November 30, 2004, was $25,994,657, which represents 2.52% of the Fund's net assets, of which $9,942,679 is considered restricted. See Note 6 of Notes to Financial Statements.


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE     PERCENT
--------------------------------------------------------------------------------
Japan                                                $  187,607,150        18.0%
United Kingdom                                          157,113,146        15.1
France                                                  133,041,602        12.8
Australia                                                71,969,492         6.9
Germany                                                  64,999,547         6.2
Sweden                                                   51,675,776         5.0
India                                                    50,923,145         4.9
The Netherlands                                          47,893,247         4.6
Brazil                                                   38,824,062         3.7
United States                                            37,261,251         3.6
Italy                                                    31,559,394         3.0
Ireland                                                  28,321,098         2.7
Korea, Republic of South                                 26,064,750         2.5
Norway                                                   22,717,878         2.2
Switzerland                                              20,444,462         2.0
Denmark                                                  19,146,234         1.8
Spain                                                    16,491,384         1.6
South Africa                                              9,775,120         0.9
Mexico                                                    8,543,444         0.8
Finland                                                   5,786,272         0.6
Lebanon                                                   5,350,262         0.5
Israel                                                    3,950,144         0.4
Canada                                                    1,931,465         0.2
                                                     ---------------------------
Total                                                $1,041,390,325       100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $752,269,267)                                               $ 1,010,189,360
Affiliated companies (cost $25,434,191)                                                       31,200,965
                                                                                         ----------------
                                                                                           1,041,390,325
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,861,525
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                         1,769,250
Shares of beneficial interest sold                                                               356,793
Other                                                                                             20,087
                                                                                         ----------------
Total assets                                                                               1,045,397,980

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                811
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         11,546,556
Shares of beneficial interest redeemed                                                         2,309,836
Distribution and service plan fees                                                               399,793
Transfer and shareholder servicing agent fees                                                    269,692
Trustees' compensation                                                                           179,601
Shareholder communications                                                                       156,360
Other                                                                                             88,593
                                                                                         ----------------
Total liabilities                                                                             14,951,242

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 1,030,446,738
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 1,153,192,567
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (11,837,657)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (374,665,276)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            263,757,104
                                                                                         ----------------
NET ASSETS                                                                               $ 1,030,446,738
                                                                                         ================


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $686,313,005 and 37,726,262 shares of beneficial interest outstanding)           $18.19
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                            $19.30
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $166,973,451
and 9,632,307 shares of beneficial interest outstanding)                            $17.33
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $144,529,383
and 8,334,677 shares of beneficial interest outstanding)                            $17.34
------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,630,899
and 1,818,482 shares of beneficial interest outstanding)                            $17.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,525,921)                  $  14,978,937
------------------------------------------------------------------------------------------
Interest                                                                          173,663
                                                                            --------------
Total investment income                                                        15,152,600

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Management fees                                                                 7,098,777
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         1,453,407
Class B                                                                         1,673,209
Class C                                                                         1,310,289
Class N                                                                           133,388
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         3,224,528
Class B                                                                           637,025
Class C                                                                           434,990
Class N                                                                           122,080
------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           104,537
Class B                                                                            84,236
Class C                                                                            26,252
Class N                                                                               837
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       306,108
------------------------------------------------------------------------------------------
Trustees' compensation                                                             35,842
------------------------------------------------------------------------------------------
Other                                                                              72,419
                                                                            --------------
Total expenses                                                                 16,717,924
Less reduction to custodian expenses                                               (4,692)
Less payments and waivers of expenses                                          (1,215,707)
                                                                            --------------
Net expenses                                                                   15,497,525

------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                              (344,925)


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                 $ (28,762,260)
Foreign currency transactions                                                  37,878,976
                                                                            --------------
Net realized gain                                                               9,116,716
------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   104,751,633
Translation of assets and liabilities denominated in foreign currencies        31,288,175
                                                                            --------------
Net change in unrealized appreciation                                         136,039,808

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 144,811,599
                                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                                 2004                 2003
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment loss                                          $      (344,925)     $      (672,881)
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                           9,116,716         (153,689,727)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             136,039,808          372,677,945
                                                             -------------------------------------
Net increase in net assets resulting from operations             144,811,599          218,315,337

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (6,767,655)          (3,451,367)
Class B                                                           (1,084,899)            (393,792)
Class C                                                             (837,758)            (280,451)
Class N                                                             (241,976)            (141,834)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           69,139,385           35,842,844
Class B                                                          (32,194,872)         (31,008,777)
Class C                                                            9,003,324           (2,213,224)
Class N                                                            7,458,197            4,032,418

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                   189,285,345          220,701,154
--------------------------------------------------------------------------------------------------
Beginning of period                                              841,161,393          620,460,239
                                                             -------------------------------------
End of period (including accumulated net investment loss
of $11,837,657 and $4,665,046, respectively)                 $ 1,030,446,738      $   841,161,393
                                                             =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED NOVEMBER 30,                      2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  15.72        $  11.63        $  14.96        $  19.77        $  19.22
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .04 1           .01             .12             .06            (.01)
Net realized and unrealized gain (loss)                  2.63            4.19           (3.41)          (3.93)            .77
                                                     --------------------------------------------------------------------------
Total from investment operations                         2.67            4.20           (3.29)          (3.87)            .76
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.20)           (.11)           (.04)             --              --
Distributions from net realized gain                       --              --              --            (.94)           (.21)
                                                     --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.20)           (.11)           (.04)           (.94)           (.21)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  18.19        $  15.72        $  11.63        $  14.96        $  19.77
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.18%          36.55%         (22.04)%        (20.58)%          3.92%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $686,313        $528,363        $358,097        $535,615        $478,680
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $598,265        $390,315        $512,319        $536,366        $418,537
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.22%           0.18%           0.62%           0.62%           0.22%
Total expenses                                           1.61%           1.88%           1.64%           1.42%           1.38%
Expenses after payments and waivers and
reduction to custodian expenses                          1.43%           1.42%           1.56%            N/A 4,5         N/A 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%             61%             46%             33%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS B     YEAR ENDED NOVEMBER 30,                      2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  15.00        $  11.10        $  14.34        $  19.14        $  18.75
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.09) 1         (.13)           (.03)           (.01)           (.08)
Net realized and unrealized gain (loss)                  2.51            4.06           (3.21)          (3.85)            .68
                                                     --------------------------------------------------------------------------
Total from investment operations                         2.42            3.93           (3.24)          (3.86)            .60
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.09)           (.03)             --              --              --
Distributions from net realized gain                       --              --              --            (.94)           (.21)
                                                     --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.09)           (.03)             --            (.94)           (.21)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.33        $  15.00        $  11.10        $  14.34        $  19.14
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      16.25%          35.49%         (22.59)%        (21.23)%          3.16%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $166,973        $174,959        $161,074        $230,085        $273,243
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $167,441        $148,838        $200,304        $262,745        $276,393
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.57)%         (0.55)%         (0.12)%         (0.15)%         (0.56)%
Total expenses                                           2.24%           2.48%           2.39%           2.17%           2.14%
Expenses after payments and waivers and
reduction to custodian expenses                          2.21%           2.19%           2.31%            N/A 4,5         N/A 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%             61%             46%             33%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED NOVEMBER 30,                      2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  15.01        $  11.12        $  14.37        $  19.16        $  18.77
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.08) 1         (.08)           (.01)             -- 2          (.04)
Net realized and unrealized gain (loss)                  2.52            4.01           (3.24)          (3.85)            .64
                                                     --------------------------------------------------------------------------
Total from investment operations                         2.44            3.93           (3.25)          (3.85)            .60
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.11)           (.04)             --              --              --
Distributions from net realized gain                       --              --              --            (.94)           (.21)
                                                     --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.11)           (.04)             --            (.94)           (.21)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  17.34        $  15.01        $  11.12        $  14.37        $  19.16
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      16.34%          35.44%         (22.62)%        (21.16)%          3.16%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $144,529        $116,659        $ 89,456        $114,084        $113,230
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $131,125        $ 90,532        $106,551        $122,775        $ 98,110
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.52)%         (0.59)%         (0.12)%         (0.14)%         (0.53)%
Total expenses                                           2.16%           2.38%           2.37%           2.17%           2.14%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5,6        2.22%           2.29%            N/A 5,6         N/A 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%             61%             46%             33%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS N     YEAR ENDED NOVEMBER 30,                     2004           2003           2002         2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 15.51        $ 11.55        $ 14.93        $ 18.74
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              -- 2,3        .02            .09            .01
Net realized and unrealized gain (loss)                 2.60           4.08          (3.38)         (3.82)
                                                     --------------------------------------------------------
Total from investment operations                        2.60           4.10          (3.29)         (3.81)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.17)          (.14)          (.09)            --
Distributions from net realized gain                      --             --             --             --
                                                     --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.17)          (.14)          (.09)            --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 17.94        $ 15.51        $ 11.55        $ 14.93
                                                     ========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     16.94%         36.01%        (22.18)%       (20.33)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $32,631        $21,180        $11,833        $ 3,102
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $26,738        $14,722        $ 9,195        $ 1,152
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.02)%        (0.16)%         0.19%          0.18%
Total expenses                                          1.77%          1.90%          1.80%          1.74%
Expenses after payments and waivers and
reduction to custodian expenses                         1.66%          1.73%          1.72%           N/A 6,7
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   37%            61%            46%            33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
      --------------------------------------------------------------------------
      $4,431,536                $ --           $363,074,074         $236,071,351

1. As of November 30, 2004, the Fund had $363,073,900 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2004, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ----------------------------
                       2009            $ 76,651,058
                       2010             110,808,862
                       2011             175,613,980
                                       ------------
                       Total           $363,073,900
                                       ============

2. The Fund had $174 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended November 30, 2004, the Fund utilized $4,192,154 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended November 30, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                 INCREASE TO
            REDUCTION TO                     ACCUMULATED NET
            ACCUMULATED NET                    REALIZED LOSS
            INVESTMENT LOSS                   ON INVESTMENTS
            ------------------------------------------------
            $2,104,602                            $2,104,602

The tax character of distributions paid during the years ended November 30, 2004 and November 30, 2003 was as follows:

                                               YEAR ENDED             YEAR ENDED
                                        NOVEMBER 30, 2004      NOVEMBER 30, 2003
            --------------------------------------------------------------------
            Distributions paid from:
            Ordinary income                    $8,932,288             $4,267,444


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities             $ 805,389,211
            Federal tax cost of other investments          2,198,998
                                                       -------------
            Total federal tax cost                     $ 807,588,209
                                                       =============

            Gross unrealized appreciation              $ 273,271,037
            Gross unrealized depreciation                (37,199,686)
                                                       -------------
            Net unrealized appreciation                $ 236,071,351
                                                       =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended November 30, 2004, the Fund's projected benefit obligations were increased by $10,950 and payments of $9,160 were made to retired trustees, resulting in an accumulated liability of $156,432 as of November 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED NOVEMBER 30, 2004        YEAR ENDED NOVEMBER 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           19,377,829     $ 323,265,209        40,205,063     $ 471,582,861
Dividends and/or
distributions reinvested          364,291         5,755,789           273,353         2,963,156
Redeemed                      (15,635,357)     (259,881,613) 1    (37,646,102)     (438,703,173)
                              ------------------------------------------------------------------
Net increase                    4,106,763     $  69,139,385         2,832,314     $  35,842,844
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,003,862     $  32,149,130         2,549,035     $  30,239,637
Dividends and/or
distributions reinvested           61,977           940,197            32,768           341,309
Redeemed                       (4,100,867)      (65,284,199) 1     (5,425,773)      (61,589,723)
                              ------------------------------------------------------------------
Net decrease                   (2,035,028)    $ (32,194,872)       (2,843,970)    $ (31,008,777)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                            2,301,953     $  36,724,240         3,339,291     $  38,386,072
Dividends and/or
distributions reinvested           45,549           690,983            21,255           221,691
Redeemed                       (1,786,385)      (28,411,899) 1     (3,631,625)      (40,820,987)
                              ------------------------------------------------------------------
Net increase (decrease)           561,117     $   9,003,324          (271,079)    $  (2,213,224)
                              ==================================================================

1. Net of redemption fees of $4,905, $1,373, $1,075 and $219 for Class A, Class B, Class C and Class N, respectively.


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                               YEAR ENDED NOVEMBER 30, 2004        YEAR ENDED NOVEMBER 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,087,688     $  17,969,575         1,277,146     $  14,871,049
Dividends and/or
distributions reinvested           14,836           231,750            12,795           137,297
Redeemed                         (649,373)      (10,743,128) 1       (949,418)      (10,975,928)
                              ------------------------------------------------------------------
Net increase                      453,151     $   7,458,197           340,523     $   4,032,418
                              ==================================================================

1. Net of redemption fees of $4,905, $1,373, $1,075 and $219 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2004, were $404,032,827 and $337,900,529, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2004, the Fund paid $3,161,516 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at November 30, 2004 for Class B, Class C and Class N shares were $3,665,185, $2,688,687 and $259,097, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A           CLASS B           CLASS C          CLASS N
                            CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                          FRONT-END           DEFERRED          DEFERRED          DEFERRED         DEFERRED
                      SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                        RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED              DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
November 30, 2004          $339,998             $7,830          $359,551           $24,245          $30,206

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended November 30, 2004, OFS waived $1,121,718, $63,400, $2,194 and $28,395 for Class A, Class B, Class C and Class
N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of November 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                      CONTRACT         VALUATION AS OF
                                    EXPIRATION          AMOUNT            NOVEMBER 30,         UNREALIZED
CONTRACT DESCRIPTION                     DATES          (000S)                    2004       DEPRECIATION
---------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                             12/1/04          1,498EUR            $1,990,982               $599
Japanese Yen (JPY)                     12/1/04         21,322JPY               207,205                212
                                                                                                     ----
Total unrealized depreciation                                                                        $811
                                                                                                     ====

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of November 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                  VALUATION AS OF         UNREALIZED
                                                ACQUISITION                          NOVEMBER 30,       APPRECIATION
SECURITY                                              DATES               COST               2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Art Advanced Research
Technologies, Inc.                                  6/19/01        $ 7,500,000        $ 1,603,107        $(5,896,893)
Ceres Group, Inc., Series C Wts.,
Exp. 8/28/06                                       10/25/01                 --                 --                 --
Ceres Group, Inc., Series D Wts.,
Exp. 12/31/30                                       10/4/01                 --                 --                 --
Ceres Group, Inc., $4.00 Cv., Series C-1             2/6/01            178,060            289,348            111,288
Ceres Group, Inc., Cv., Series C                     1/6/99          2,400,000          3,900,000          1,500,000
Ceres Group, Inc., Cv., Series D                    3/15/01          2,508,000          2,717,000            209,000
Oxagen Ltd., Cv                                    12/20/00          2,210,700          1,433,224           (777,476)


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and 31 present and former Directors/Trustees (collectively, the "Directors/Trustees") and nine present and former officers (collectively, the "Officers") of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the consolidated amended complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments, in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also like those prior complaints, the consolidated amended complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the Funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds believes that the allegations contained in the complaints are without merit and intends to defend these lawsuits vigorously.


                   42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund, including the statement of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
January 11, 2005


                   43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.2008, $0.0941, $0.1067 and $0.1715 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 18, 2003, all of which as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended November 30, 2004 which are not designated as capital gain distributions should be multiplied by 1.38% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $13,027,354 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $1,651,320 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2004. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   44 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   45 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE     BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                         CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,              Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board            2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);        (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1996)             (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 74                          Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1996)             OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,            A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)             a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                          Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                 and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                 Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                 OppenheimerFunds complex.

MARY F. MILLER,                  Formerly a Senior Vice President and General Auditor, American Express
Trustee (since 2004)             Company (July 1998-February 2003). Member of Trustees of the American
Age: 62                          Symphony Orchestra (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)             financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                          (privately-held financial adviser). Formerly a Managing Director of Carmona
                                 Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1996)             holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                          investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                                 (international economic and business research) and a director of Lumbermens
                                 Mutual Casualty Company, American Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                                 OppenheimerFunds complex.

EDWARD V. REGAN,                 President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1996)             director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                          and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                 Chairman of Municipal Assistance Corporation for the City of New York, New
                                 York State Comptroller and Trustee of New York State and Local Retirement
                                 Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                   46 | OPPENHEIMER INTERNATIONAL GROWTH FUND

RUSSELL S. REYNOLDS, JR.,        Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1996)             governance consulting and executive recruiting); a Life Trustee of International
Age: 73                          House (non-profit educational organization); a former trustee of The Historical
                                 Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. EVANS,
                                 MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                                 YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                 CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                 EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)           (since September 2000) of the Manager; President and a director or trustee
Age: 55                          of other Oppenheimer funds; President and a director (since July 2001) of
                                 Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                 Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                 Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                 of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                 OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                                 Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                 Corporation, Trinity Investment Management Corporation and Tremont Capital
                                 Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                 and OFI Private Investments, Inc. (since July 2001); President (since
                                 November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; Executive Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company (the Manager's parent company);
                                 a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
                                 Officer (September 2000-June 2001) of the Manager; President and trustee
                                 (November 1999-November 2001) of MML Series Investment Fund and
                                 MassMutual Institutional Funds (open-end investment companies); a director
                                 (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                 Chief Executive Officer and director (September 1999-August 2000) of MML
                                 Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                 Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald
                                 Isle Bancorp). Oversees 63 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

GEORGE EVANS,                    Vice President (since October 1993) and Director of International Equities
Vice President and Portfolio     (since July 2004) of the Manager. Formerly Vice President of HarbourView Asset
Manager (since 1996)             Management Corporation (July 1994-November 2001); an officer of 2 portfolios
Age: 45                          in the OppenheimerFunds complex.


                   47 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)           Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                 Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                 Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                 Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                 (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                 Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)           February 2002) of the Manager; General Counsel and a director (since November
Age: 56                          2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                 Asset Management Corporation; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset Management Corporation;
                                 Secretary and General Counsel (since November 2001) of Oppenheimer
                                 Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                 OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                 and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                 Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                 Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                 of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                 Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                 of OppenheimerFunds Legacy Program; Senior Vice President and General
                                 Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                 director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                 Vice President (May 1985-December 2003), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                 of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                 November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                 2001); and OppenheimerFunds International Ltd. (October 1997-November
                                 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief         Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Compliance Officer               Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                     Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                          the Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   48 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2.  CODE OF ETHICS

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $15,000 in fiscal 2003.

(b)  Audit-Related Fees

     The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

     The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     Such fees would include, among others: internal control reviews.

(c)  Tax Fees

     The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,315 in fiscal 2003 to the registrant during the last two fiscal years.

     The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)  All Other Fees

     The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $143 in fiscal 2003.

     The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     Such fees include consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $10,458 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)